Divestitures and Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2011
Divestitures and Assets held for sale
Major classes of assets held for sale

(Millions of dollars)	December 31, 2011

Receivables	$25
Inventory	109
Current assets held for sale	$134

Property, plant and equipment - net	$28
Intangible assets	186
Goodwill	296
Non-current assets held for sale	$510

Major classes of assets held and used but subsequently qualified for assets held for sale

(Millions of dollars)	December 31, 2011

Inventory	$13
Property, plant and equipment - net	$2
Intangible assets	$31
Goodwill	$47